Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contribution [Line Items]
Plan Termination
4.
PLAN TERMINATION

Gen Re intends to continue to operate the Plan but reserves the right to suspend contributions temporarily or to amend or terminate the Plan. If the Plan were to be terminated, all participants would become fully vested, and all the Plan assets would be used solely to provide the benefits payable to participants and their beneficiaries, in accordance with the provisions of ERISA.